Price Risk Management Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Interest Rate Swaps Outstanding
The following is a summary of interest rate swaps outstanding as of December 31, 2012, none of which are designated as hedges for accounting purposes:

			Notional Amount Outstanding
Entity	Term	Type(1)	December 31, 2012	December 31, 2011
ETE	March 2017	Pay a fixed rate of 1.25% and receive a floating rate	$500	$—
ETP	May 2012 (2)	Forward starting to pay a fixed rate of 2.59% and receive a floating rate	—	350
ETP	August 2012 (2)	Forward starting to pay a fixed rate of 3.51% and receive a floating rate	—	500
ETP	July 2013 (2)	Forward starting to pay a fixed rate of 4.02% and receive a floating rate	400	300
ETP	July 2014 (2)	Forward starting to pay a fixed rate of 4.26% and receive a floating rate	400	—
ETP	July 2018	Pay a floating rate plus a spread of 4.17% and receive a fixed rate of 6.70%	600	500
Regency	April 2012	Pay a fixed rate of 1.325% and receive a floating rate	—	250
Southern Union	November 2016	Pay a fixed rate of 2.913% and receive a floating rate	75	N/A
Southern Union	November 2021	Pay a fixed rate of 3.746% and receive a floating rate	450	N/A

(1) Floating rates are based on 3-month LIBOR.
(2) These forward starting swaps have a term of 10 years with a mandatory termination date the same as the effective date.

Fair Value Of Derivative Instruments
The following table provides a balance sheet overview of the Partnership’s derivative assets and liabilities as of December 31, 2012 and 2011:

	Fair Value of Derivative Instruments
	Asset Derivatives		Liability Derivatives
	2012	2011	2012	2011
Derivatives designated as hedging instruments:
Commodity derivatives (margin deposits)	$8	$77	$(10)	$(1)
Commodity derivatives	—	5	—	(10)
	8	82	(10)	(11)
Derivatives not designated as hedging instruments:
Commodity derivatives (margin deposits)	$110	$227	$(116)	$(251)
Commodity derivatives	40	1	(44)	(5)
Interest rate derivatives	55	36	(235)	(118)
Embedded derivatives in Regency Preferred Units	—	—	(25)	(39)
	205	264	(420)	(413)
Total derivatives	$213	$346	$(430)	$(424)

Partnership's Derivative Assets And Liabilities Recognized OCI On Derivatives
The following tables summarize the amounts recognized with respect to our derivative financial instruments for the periods presented:

	Change in Value Recognized in OCI on Derivatives (Effective Portion)
	Years Ended December 31,
	2012	2011	2010
Derivatives in cash flow hedging relationships:
Commodity derivatives	$8	$6	$50
Interest rate derivatives	—	—	(30)
Total	$8	$6	$20

Partnership's Derivative Assets And Liabilities Amount Of Gain (Loss) Recognized

	Location of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)
		Years Ended December 31,
		2012	2011	2010
Derivatives in cash flow hedging relationships:
Commodity derivatives	Cost of products sold	$14	$19	$37
Interest rate derivatives	Interest expense, net	—	—	(87)
Total		$14	$19	$(50)

	Location of Gain/(Loss) Recognized in Income on Derivatives	Amount of Gain/(Loss) Recognized in Income Representing Hedge Ineffectiveness and Amount Excluded from the Assessment of Effectiveness
		Years Ended December 31,
		2012	2011	2010
Derivatives in fair value hedging relationships (including hedged item):
Commodity derivatives	Cost of products sold	$54	$34	$16
Total		$54	$34	$16

	Location of Gain/ (Loss) Recognized in Income on Derivatives	Amount of Gain/(Loss) Recognized in Income on Derivatives
		Years Ended December 31,
		2012	2011	2010
Derivatives in cash flow hedging relationships:
Commodity derivatives – Trading	Cost of products sold	$(7)	$(30)	$—
Commodity derivatives – Non-trading	Cost of products sold	26	9	4
Commodity derivatives – Non-trading	Deferred gas purchases	26	—	—
Interest rate derivatives	Losses on non-hedged interest rate derivatives	(19)	(78)	(52)
Embedded derivatives	Other income (expense)	14	18	(8)
Total		$40	$(81)	$(56)

ETP [Member]
Outstanding Commodity-Related Derivatives
The following table details ETP’s outstanding commodity-related derivatives:

	December 31, 2012		December 31, 2011
	Notional Volume	Maturity	Notional Volume	Maturity
Mark-to-Market Derivatives
(Trading)
Natural Gas (MMBtu):
Basis Swaps IFERC/NYMEX (1)	(30,980,000)	2013-2014	(151,260,000)	2012-2013
Power (Megawatt):
Forwards	19,650	2013	—	—
Futures	(1,509,300)	2013	—	—
Options — Calls	1,656,400	2013	—	—
(Non-Trading)
Natural Gas (MMBtu):
Basis Swaps IFERC/NYMEX	150,000	2013	(61,420,000)	2012-2013
Swing Swaps IFERC	(83,292,500)	2013	92,370,000	2012-2013
Fixed Swaps/Futures	27,077,500	2013	797,500	2012
Forward Physical Contracts	11,689,855	2013-2014	(10,672,028)	2012
Options — Puts	—	2013	—	—
NGLs (Bbls):
Forwards/Swaps	(30,000)	2013	—	—
Refined Products (Bbls)	(666,000)	2013	—	—
Propane (Gallons):
Forwards/Swaps	—	—	38,766,000	2012-2013
Fair Value Hedging Derivatives
(Non-Trading)
Natural Gas (MMBtu):
Basis Swaps IFERC/NYMEX	(18,655,000)	2013	(28,752,500)	2012
Fixed Swaps/Futures	(44,272,500)	2013	(45,822,500)	2012
Hedged Item — Inventory	44,272,500	2013	45,822,500	2012
Cash Flow Hedging Derivatives
(Non-Trading)
Natural Gas (MMBtu):
Fixed Swaps/Futures	(8,212,500)	2013	—	—
Options — Puts	—	—	3,600,000	2012
Options — Calls	—	—	(3,600,000)	2012
NGLs (Bbls):
Forwards/Swaps	(930,000)	2013	—	—
Refined Products (Bbls)	(98,000)	2013	—	—

Regency [Member]
Outstanding Commodity-Related Derivatives
The following table details Regency’s outstanding commodity-related derivatives:

	December 31, 2012		December 31, 2011
	Notional Volume	Maturity	Notional Volume	Maturity
Mark-to-Market Derivatives
(Non-Trading)
Natural Gas (MMBtu):
Fixed Swaps/Futures	8,395,000	2013-2014	—	—
Propane (Gallons):
Forwards/Swaps	3,318,000	2013	—	—
Natural Gas Liquids (Barrels):
Forwards/Swaps	243,000	2013-2014	—	—
Options — Puts	—	—	110,000	2012
WTI Crude Oil (Barrels):
Forwards/Swaps	356,000	2014	—	—
Cash Flow Hedging Derivatives
(Non-Trading)
Natural Gas (MMBtu):
Fixed Swaps/Futures	—	—	2,198,000	2012
Propane (Gallons):
Forwards/Swaps	—	—	11,802,000	2012-2013
Natural Gas Liquids (Barrels):
Forwards/Swaps	—	—	533,000	2012-2013
WTI Crude Oil (Barrels):
Forwards/Swaps	—	—	350,000	2012-2014